Cover	Mar. 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 18, 2026
Entity File Number	001-13810
Entity Registrant Name	SOCKET MOBILE, INC.
Entity Central Index Key	0000944075
Entity Tax Identification Number	94-3155066
Entity Incorporation, State or Country Code	DE
Local Phone Number	40675 Encyclopedia Circle
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 Par Value per Share
Trading Symbol	SCKT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false